Operating segments - Information of income and expense for each operating segment (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Information of income and expense for each operating segment [Line Items]
Net interest income		₩ 10,817,922	₩ 10,596,853	₩ 10,769,325
Net fees and commission income		2,647,206	2,413,542	2,674,997
Reversal of (provision for) allowance for credit loss		(2,244,503)	(1,291,813)	(974,685)
General and administrative expenses		(5,895,337)	(5,644,160)	(5,743,088)
Other income (expense), net		775,562	(168,858)	(774,453)
Operating income (expense)		6,100,850	5,905,564	5,952,096
Equity method income (loss)		125,088	121,697	158,600
Income tax expense (benefit)		1,486,960	1,611,112	1,471,036
Profit for the year		4,478,000	4,755,514	4,112,628
Controlling interest		4,368,035	4,665,643	4,019,254
Non-controlling interests		109,965	89,871	93,374
External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	10,817,922	10,596,853	10,769,325
Net fees and commission income		2,647,206	2,413,542	2,674,997
Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		0	0	0
Net fees and commission income		0	0	0
Banks
Information of income and expense for each operating segment [Line Items]
Net interest income		8,548,138	8,358,526	6,738,165
Net fees and commission income		748,044	801,109	818,426
Reversal of (provision for) allowance for credit loss		(914,848)	(621,690)	(364,291)
General and administrative expenses		(3,876,485)	(3,761,767)	(3,409,144)
Other income (expense), net		(495,331)	(715,837)	(305,508)
Operating income (expense)		4,009,518	4,060,341	3,477,648
Equity method income (loss)		8,556	22,301	25,401
Income tax expense (benefit)		936,472	1,030,445	821,201
Profit for the year		2,969,829	2,974,716	2,417,880
Controlling interest		2,969,519	2,973,996	2,417,361
Non-controlling interests		310	720	519
Banks | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	8,557,545	8,366,892	6,741,279
Net fees and commission income		794,021	844,894	863,879
Banks | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		(9,407)	(8,366)	(3,114)
Net fees and commission income		(45,977)	(43,785)	(45,453)
Credit card
Information of income and expense for each operating segment [Line Items]
Net interest income		1,895,298	1,798,005	1,799,153
Net fees and commission income		968,665	702,392	634,716
Reversal of (provision for) allowance for credit loss		(883,956)	(560,264)	(442,668)
General and administrative expenses		(778,564)	(777,496)	(790,733)
Other income (expense), net		(267,959)	(283,011)	(179,695)
Operating income (expense)		933,484	879,626	1,020,773
Equity method income (loss)		(2,831)	7,115	(1,109)
Income tax expense (benefit)		218,332	227,769	266,798
Profit for the year		725,171	738,391	771,757
Controlling interest		723,845	735,204	770,457
Non-controlling interests		1,326	3,187	1,300
Credit card | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	1,961,035	1,857,351	1,849,209
Net fees and commission income		1,019,262	734,900	681,129
Credit card | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		(65,737)	(59,346)	(50,056)
Net fees and commission income		(50,597)	(32,508)	(46,413)
Securities
Information of income and expense for each operating segment [Line Items]
Net interest income		443,676	428,420	517,296
Net fees and commission income		500,441	484,632	601,793
Reversal of (provision for) allowance for credit loss		(152,146)	546	(80,134)
General and administrative expenses		(720,835)	(690,539)	(696,278)
Other income (expense), net		181,927	(102,084)	234,209
Operating income (expense)		253,063	120,975	576,886
Equity method income (loss)		93	70,270	65,341
Income tax expense (benefit)		36,239	145,301	94,864
Profit for the year		100,840	412,339	320,662
Controlling interest		100,915	412,496	320,783
Non-controlling interests		(75)	(157)	(121)
Securities | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	449,835	442,554	534,969
Net fees and commission income		507,109	494,829	615,414
Securities | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		(6,159)	(14,134)	(17,673)
Net fees and commission income		(6,668)	(10,197)	(13,621)
Life insurance
Information of income and expense for each operating segment [Line Items]
Net interest income				1,620,266
Net fees and commission income				170,781
Reversal of (provision for) allowance for credit loss				(21,760)
General and administrative expenses				(557,292)
Other income (expense), net				(660,416)
Operating income (expense)				551,579
Equity method income (loss)				(739)
Income tax expense (benefit)				139,106
Profit for the year				391,637
Controlling interest				391,637
Non-controlling interests				0
Life insurance | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]			1,617,186
Net fees and commission income				181,345
Life insurance | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income				3,080
Net fees and commission income				(10,564)
Insurance
Information of income and expense for each operating segment [Line Items]
Net interest income		(198,785)	(124,453)
Net fees and commission income		(3,210)	(4,348)
Reversal of (provision for) allowance for credit loss		(16,116)	(16,459)
General and administrative expenses		(218,820)	(166,255)
Other income (expense), net		1,087,789	850,708
Operating income (expense)		650,858	539,193
Equity method income (loss)		(302)	4,221
Income tax expense (benefit)		167,417	83,514
Profit for the year		464,617	439,850
Controlling interest		464,617	439,850
Non-controlling interests		0	0
Insurance | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	(208,812)	(127,840)
Net fees and commission income		2,151	8,648
Insurance | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		10,027	3,387
Net fees and commission income		(5,361)	(12,996)
Credit
Information of income and expense for each operating segment [Line Items]
Net interest income		248,804	260,011	231,679
Net fees and commission income		17,463	30,587	28,812
Reversal of (provision for) allowance for credit loss		(177,912)	(19,803)	(34,064)
General and administrative expenses		(80,106)	(80,320)	(80,056)
Other income (expense), net		335,205	158,560	194,564
Operating income (expense)		343,454	349,035	340,935
Equity method income (loss)		66,918	54,937	29,644
Income tax expense (benefit)		89,849	98,468	94,329
Profit for the year		304,024	303,275	274,855
Controlling interest		304,024	303,275	274,855
Non-controlling interests		0	0	0
Credit | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	265,943	269,230	241,035
Net fees and commission income		14,917	26,737	27,351
Credit | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		(17,139)	(9,219)	(9,356)
Net fees and commission income		2,546	3,850	1,461
Others
Information of income and expense for each operating segment [Line Items]
Net interest income		125,238	153,214	68,991
Net fees and commission income		391,122	398,854	415,212
Reversal of (provision for) allowance for credit loss		(99,203)	(72,857)	(35,421)
General and administrative expenses		(403,395)	(390,419)	(366,149)
Other income (expense), net		327,511	84,214	177,912
Operating income (expense)		341,273	173,006	260,545
Equity method income (loss)		664	(735)	16,201
Income tax expense (benefit)		81,695	35,006	71,120
Profit for the year		243,928	142,872	205,880
Controlling interest		243,928	142,872	205,880
Non-controlling interests		0	0	0
Others | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	36,700	71,561	781
Net fees and commission income		309,746	303,534	305,879
Others | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		88,538	81,653	68,210
Net fees and commission income		81,376	95,320	109,333
Consolidation adjustment
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	(244,447)	(276,870)	(206,225)
Net fees and commission income		24,681	316	5,257
Reversal of (provision for) allowance for credit loss		(322)	(1,286)	3,653
General and administrative expenses		182,868	222,636	156,564
Other income (expense), net		(393,580)	(161,408)	(235,519)
Operating income (expense)		(430,800)	(216,612)	(276,270)
Equity method income (loss)		51,990	(36,412)	23,861
Income tax expense (benefit)		(43,044)	(9,391)	(16,382)
Profit for the year		(330,409)	(255,929)	(270,043)
Controlling interest		(438,813)	(342,050)	(361,719)
Non-controlling interests		108,404	86,121	91,676
Consolidation adjustment | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	(244,324)	(282,895)	(215,134)
Net fees and commission income		0	0	0
Consolidation adjustment | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	(123)	6,025	8,909
Net fees and commission income		₩ 24,681	₩ 316	₩ 5,257

[1]	Consolidated adjustment to net interest income from external customers is from the securities and others which were measured in fair values as a part of business combination accounting.